Expense Example - Calamos Laddered S&P 500 Structured Alt Protection ETF - Calamos Laddered S&P 500 Structured Alt Protection ETF	Aug. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252